Document and Entity Information	Feb. 06, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001479290
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 06, 2025
Entity Registrant Name	Revance Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36297
Entity Tax Identification Number	77-0551645
Entity Address, Address Line One	1222 Demonbreun Street
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
City Area Code	(615)
Local Phone Number	724-7755
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	RVNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false